Document and Entity Information	Oct. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001634379
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	Metacrine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39512
Entity Tax Identification Number	47-2297384
Entity Address, Address Line One	3985 Sorrento Valley Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	369-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true